Lease Obligations - Schedule of Outstanding Lease Obligations (Details) (10K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease obligations, beginning balance	$ 2,352,878	$ 2,400,565	$ 3,790,147
New lease obligations	3,049,261	3,705,417	1,159,470
Disposal of leased vehicles		(975,215)	(769,009)
Lease obligation converted to note payable		(355,438)
Payments on lease obligations	(961,705)	(2,422,451)	(1,780,043)
Lease obligations, ending balance	$ 4,440,434	$ 2,352,878	$ 2,400,565